Work in Progress, Net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Work in Progress

At December 31 this account comprises:

	2016		2017
	Current	Non-current	Current	Non-current
Unbilled rights receivable	971,882	171,752	535,119	58,997
Rights for concessions in progress	32,078	25,834	—	28,413
Cost of work in progress	87,168	—	49,634	—

	1,091,128	197,586	584,753	87,410
Impairment of work in progress (Note 5.1-f)	(410,199)	—	—	—

	680,929	197,586	584,753	87,410